UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM  N-PX

ANNUAL  REPORT  OF PROXY  VOTING  RECORD  OF  REGISTERED  MANAGEMENT
INVESTMENT  COMPANY

Investment Company Act file number:  811-10261

Pearl Mutual Funds
(Exact name of registrant as specified in charter)

2610 Park Avenue, P.O. Box 209, Muscatine, Iowa, 52761
(Address of principal executive offices)

Robert H. Solt, 2610 Park Avenue, P.O. Box 209, Muscatine, Iowa  52761
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (563) 288-2773

Date of fiscal year end:    12/31

Date of reporting period: 07/01/09 – 06/30/10

PTRFX PAGFX	NAME OF ISSUER (FUND NAME)	TICKER	CUSIP	MEETING DATE	MATTER VOTED ON	PROPOSED BY ISSUER OR SECURITY HOLDER	FUND VOTE CAST YES/NO	HOW FUND CAST ITS VOTE	VOTE CAST FOR OR AGAINST MANAGEMENT
Pearl Aggressive Growth Fund	Janus Overseas Fund	JNOSX	471023846	6/10/10	Election of ten trustees and to adding performance fees as part of the investment advisory fee structure	Issuer	Yes	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Pearl Mutual Funds

By (Signature and Title):       /s/ Robert H. Solt
  Robert H. Solt, President, Chief Executive Officer, Chief
  Operating Officer, Chief Financial Officer and Treasurer

By (Signature and Title):      /s/ David M. Stanley
     David M. Stanley, Secretary

Date:  August 11, 2010